Quarterly Holdings Report
for
Fidelity® Tactical Bond ETF
May 31, 2023
TBE-NPRT3-0723
1.9906546.100
Nonconvertible Bonds - 38.7%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 0.9%
Altice France SA 5.5% 1/15/28 (b)		15,000	11,374
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		16,000	13,763
Cogent Communications Group, Inc. 7% 6/15/27 (b)		8,000	7,687
Frontier Communications Holdings LLC 6% 1/15/30 (b)		13,000	9,123
Level 3 Financing, Inc. 4.625% 9/15/27 (b)		41,000	25,620
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)		9,000	7,934
Sprint Capital Corp.:
6.875% 11/15/28		21,000	22,450
8.75% 3/15/32		12,000	14,562
Telecom Italia SpA 5.303% 5/30/24 (b)		16,000	15,608
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		14,000	9,783
			137,904
Media - 3.1%
Altice France Holding SA 6% 2/15/28 (b)		22,000	10,780
Cable One, Inc. 4% 11/15/30 (b)		6,000	4,695
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)		87,000	71,614
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51		220,000	134,887
Clear Channel Outdoor Holdings, Inc. 5.125% 8/15/27 (b)		9,000	7,934
CSC Holdings LLC 5.5% 4/15/27 (b)		41,000	33,461
DISH DBS Corp. 7.75% 7/1/26		43,000	24,672
Gray Television, Inc. 4.75% 10/15/30 (b)		15,000	9,722
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)		16,000	12,320
6.5% 9/15/28 (b)		18,000	9,045
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)		90,000	70,785
5% 8/1/27 (b)		25,000	22,667
TEGNA, Inc. 4.75% 3/15/26 (b)		9,000	8,583
Univision Communications, Inc. 4.5% 5/1/29 (b)		17,000	14,271
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		17,000	14,127
			449,563
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA 4.5% 4/27/31 (b)		200,000	149,980
TOTAL COMMUNICATION SERVICES			737,447
CONSUMER DISCRETIONARY - 4.3%
Automobile Components - 0.7%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		5,000	5,000
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	4,926
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	93,022
			102,948
Automobiles - 0.1%
Ford Motor Co. 5.291% 12/8/46		10,000	7,903
Broadline Retail - 0.1%
Cmg Media Corp. 8.875% 12/15/27 (b)		8,000	5,182
Match Group Holdings II LLC 3.625% 10/1/31 (b)		10,000	8,146
			13,328
Diversified Consumer Services - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		31,000	30,095
Service Corp. International 5.125% 6/1/29		16,000	15,200
			45,295
Hotels, Restaurants & Leisure - 1.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (b)		18,000	15,453
Aramark Services, Inc. 5% 2/1/28 (b)		12,000	11,341
Boyd Gaming Corp. 4.75% 6/15/31 (b)		12,000	10,672
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)		36,000	36,684
Carnival Corp.:
10.5% 2/1/26 (b)		23,000	23,901
10.5% 6/1/30 (b)		12,000	12,042
Churchill Downs, Inc. 6.75% 5/1/31 (b)		10,000	9,863
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (b)		17,000	14,838
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		15,000	15,019
Melco Resorts Finance Ltd. 5.375% 12/4/29 (b)		7,000	5,591
MGM Resorts International 4.75% 10/15/28		17,000	15,493
NCL Corp. Ltd. 5.875% 2/15/27 (b)		26,000	24,660
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		18,000	16,586
7.25% 1/15/30 (b)		5,000	5,045
Station Casinos LLC 4.5% 2/15/28 (b)		9,000	8,009
Viking Cruises Ltd. 13% 5/15/25 (b)		14,000	14,713
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		16,000	15,048
Yum! Brands, Inc.:
3.625% 3/15/31		9,000	7,679
4.625% 1/31/32		5,000	4,543
			267,180
Household Durables - 1.0%
Tempur Sealy International, Inc. 4% 4/15/29 (b)		5,000	4,254
Toll Brothers Finance Corp. 4.875% 3/15/27		150,000	147,076
			151,330
Specialty Retail - 0.2%
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		15,000	14,293
LBM Acquisition LLC 6.25% 1/15/29 (b)		7,000	5,543
Michaels Companies, Inc. 7.875% 5/1/29 (b)		7,000	4,301
			24,137
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,324
The William Carter Co. 5.625% 3/15/27 (b)		5,000	4,882
Wolverine World Wide, Inc. 4% 8/15/29 (b)		7,000	5,584
			17,790
TOTAL CONSUMER DISCRETIONARY			629,911
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		14,000	11,678
Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		17,000	14,781
6.5% 2/15/28 (b)		5,000	4,969
C&S Group Enterprises LLC 5% 12/15/28 (b)		14,000	10,869
Performance Food Group, Inc. 5.5% 10/15/27 (b)		16,000	15,384
			46,003
Food Products - 0.4%
Darling Ingredients, Inc. 6% 6/15/30 (b)		8,000	7,872
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)		24,000	22,802
Post Holdings, Inc. 4.625% 4/15/30 (b)		17,000	14,887
TreeHouse Foods, Inc. 4% 9/1/28		13,000	11,187
			56,748
TOTAL CONSUMER STAPLES			114,429
ENERGY - 6.4%
Energy Equipment & Services - 0.2%
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		30,063	29,349
Oil, Gas & Consumable Fuels - 6.2%
Apache Corp. 5.1% 9/1/40		9,000	7,403
Buckeye Partners LP 3.95% 12/1/26		12,000	10,697
Cheniere Energy Partners LP 3.25% 1/31/32		10,000	8,182
Cheniere Energy, Inc. 4.625% 10/15/28		6,000	5,631
Citgo Petroleum Corp. 6.375% 6/15/26 (b)		6,000	5,775
Comstock Resources, Inc. 6.75% 3/1/29 (b)		12,000	10,488
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		38,000	35,155
CVR Energy, Inc. 5.75% 2/15/28 (b)		16,000	13,448
EG Global Finance PLC 6.75% 2/7/25 (b)		16,000	15,377
EQM Midstream Partners LP 6.5% 7/1/27 (b)		15,000	14,653
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		13,000	11,949
Hess Midstream Partners LP 4.25% 2/15/30 (b)		17,000	14,731
Hilcorp Energy I LP/Hilcorp Finance Co. 6% 4/15/30 (b)		12,000	10,817
Kinder Morgan, Inc. 3.6% 2/15/51		200,000	134,455
MEG Energy Corp. 7.125% 2/1/27 (b)		15,000	15,268
MPLX LP:
5% 3/1/33		50,000	48,106
5.65% 3/1/53		50,000	45,617
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		12,000	11,466
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)		5,000	4,891
Occidental Petroleum Corp. 8.875% 7/15/30		77,000	88,735
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		12,000	11,160
Petroleos Mexicanos 7.69% 1/23/50		200,000	128,950
Range Resources Corp. 4.875% 5/15/25		15,000	14,704
SM Energy Co. 6.625% 1/15/27		15,000	14,417
Southwestern Energy Co. 4.75% 2/1/32		20,000	17,304
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		17,000	15,133
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (b)		26,000	22,587
Targa Resources Corp. 4.2% 2/1/33		160,000	141,216
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		6,000	5,765
Western Gas Partners LP:
4.3% 2/1/30		16,000	14,225
5.3% 3/1/48		9,000	7,290
			905,595
TOTAL ENERGY			934,944
FINANCIALS - 9.7%
Banks - 5.0%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	97,042
Bank of America Corp. 2.299% 7/21/32 (c)		90,000	71,718
BNP Paribas SA 0.5% 1/19/30 (Reg. S) (c)	EUR	100,000	86,192
BPCE SA 1.5% 1/13/42 (Reg. S) (c)	EUR	200,000	180,260
HSBC Holdings PLC 3% 7/22/28 (c)	GBP	100,000	109,175
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		200,000	190,382
			734,769
Capital Markets - 0.8%
Credit Suisse Group AG 2.125% 11/15/29 (Reg. S) (c)	GBP	100,000	97,915
Hightower Holding LLC 6.75% 4/15/29 (b)		18,000	15,513
MSCI, Inc. 4% 11/15/29 (b)		9,000	8,079
			121,507
Consumer Finance - 2.0%
Capital One Financial Corp.:
5.468% 2/1/29 (c)		9,000	8,741
5.817% 2/1/34 (c)		15,000	14,562
Ford Motor Credit Co. LLC:
3.375% 11/13/25		200,000	184,469
4% 11/13/30		52,000	43,695
OneMain Finance Corp. 6.875% 3/15/25		37,000	35,651
			287,118
Financial Services - 0.8%
Altus Midstream LP 5.875% 6/15/30 (b)		5,000	4,738
Blackstone Private Credit Fund 4.7% 3/24/25		80,000	77,200
GGAM Finance Ltd. 7.75% 5/15/26 (b)(d)		10,000	9,923
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27		40,000	32,900
			124,761
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc. 6% 8/1/29 (b)		18,000	15,057
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)		16,000	14,392
6.75% 10/15/27 (b)		12,000	11,184
Demeter Investments BV 2.75% 2/19/49 (Reg. S) (c)	EUR	100,000	94,031
HUB International Ltd. 7% 5/1/26 (b)		15,000	14,775
USI, Inc. 6.875% 5/1/25 (b)		12,000	11,798
			161,237
TOTAL FINANCIALS			1,429,392
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 4.625% 7/15/28 (b)		9,000	8,325
Health Care Providers & Services - 1.6%
Centene Corp.:
3.375% 2/15/30		17,000	14,658
4.625% 12/15/29		80,000	74,192
Community Health Systems, Inc.:
4.75% 2/15/31 (b)		31,000	22,274
6.125% 4/1/30 (b)		24,000	12,964
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		18,000	15,416
HCA Holdings, Inc. 3.5% 9/1/30		17,000	15,031
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		9,000	7,699
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		11,000	10,929
Tenet Healthcare Corp. 4.875% 1/1/26		62,000	59,974
			233,137
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		16,000	13,179
Pharmaceuticals - 0.3%
Bausch Health Companies, Inc. 5.5% 11/1/25 (b)		28,000	24,851
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)		16,000	14,244
			39,095
TOTAL HEALTH CARE			293,736
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.6%
Bombardier, Inc. 7.125% 6/15/26 (b)		15,000	14,710
Howmet Aerospace, Inc. 5.95% 2/1/37		11,000	11,004
Moog, Inc. 4.25% 12/15/27 (b)		5,000	4,662
TransDigm, Inc. 7.5% 3/15/27		60,000	59,832
			90,208
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		7,000	6,055
Rand Parent LLC 8.5% 2/15/30 (b)		5,000	4,316
			10,371
Building Products - 0.1%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		11,000	10,846
Commercial Services & Supplies - 0.5%
ADT Corp. 4.125% 8/1/29 (b)		17,000	14,833
APX Group, Inc. 6.75% 2/15/27 (b)		6,000	5,910
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		15,000	13,803
CoreCivic, Inc. 8.25% 4/15/26		15,000	15,004
Madison IAQ LLC 4.125% 6/30/28 (b)		17,000	14,689
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,575
Stericycle, Inc. 3.875% 1/15/29 (b)		7,000	6,174
			74,988
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		23,000	22,195
Pike Corp. 5.5% 9/1/28 (b)		17,000	15,173
SRS Distribution, Inc. 4.625% 7/1/28 (b)		7,000	6,177
			43,545
Ground Transportation - 0.9%
National Express Group PLC 2.375% 11/20/28 (Reg. S)	GBP	100,000	103,683
Uber Technologies, Inc. 4.5% 8/15/29 (b)		27,000	24,629
XPO, Inc. 6.25% 6/1/28 (b)		5,000	4,921
			133,233
Marine Transportation - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		11,000	10,643
Passenger Airlines - 0.0%
American Airlines, Inc. 7.25% 2/15/28 (b)		5,000	4,893
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (b)		11,000	9,912
CoreLogic, Inc. 4.5% 5/1/28 (b)		10,000	8,043
			17,955
Transportation Infrastructure - 0.7%
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	100,000	103,059
TOTAL INDUSTRIALS			499,741
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		13,000	10,239
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		16,000	14,229
IT Services - 0.0%
Arches Buyer, Inc. 4.25% 6/1/28 (b)		6,000	5,080
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (b)		17,000	15,624
Software - 1.1%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		20,000	17,925
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		17,000	14,600
Cloud Software Group, Inc. 9% 9/30/29 (b)		15,000	12,750
Fair Isaac Corp. 4% 6/15/28 (b)		5,000	4,600
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,480
Open Text Corp. 3.875% 12/1/29 (b)		24,000	19,989
Oracle Corp. 3.85% 4/1/60		100,000	67,427
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		16,000	15,272
			156,043
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 8.25% 12/15/29 (b)		5,000	5,113
TOTAL INFORMATION TECHNOLOGY			206,328
MATERIALS - 2.1%
Chemicals - 0.8%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		6,000	5,670
LSB Industries, Inc. 6.25% 10/15/28 (b)		10,000	9,050
Methanex Corp. 5.125% 10/15/27		16,000	14,897
NOVA Chemicals Corp. 5.25% 6/1/27 (b)		12,000	10,830
Nufarm Australia Ltd. 5% 1/27/30 (b)		9,000	8,101
Olin Corp. 5% 2/1/30		16,000	14,574
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (b)		18,000	14,434
The Chemours Co. LLC 5.75% 11/15/28 (b)		39,000	34,332
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		6,000	5,565
7.375% 3/1/31 (b)		5,000	4,900
			122,353
Containers & Packaging - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		26,000	24,284
Ball Corp. 6% 6/15/29		5,000	5,010
BWAY Holding Co. 7.875% 8/15/26 (b)		5,000	4,956
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		35,000	33,144
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		8,000	7,782
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		5,000	5,088
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)		5,000	4,954
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		16,000	15,202
8.5% 8/15/27 (b)		11,000	10,358
			110,778
Metals & Mining - 0.5%
Cleveland-Cliffs, Inc. 6.75% 4/15/30 (b)		5,000	4,723
First Quantum Minerals Ltd. 6.875% 3/1/26 (b)		24,000	23,250
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		13,000	12,309
Mineral Resources Ltd. 8% 11/1/27 (b)		14,000	14,041
Novelis Corp. 3.875% 8/15/31 (b)		18,000	14,781
			69,104
TOTAL MATERIALS			302,235
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31		42,000	28,346
SBA Communications Corp. 3.875% 2/15/27		25,000	23,043
Service Properties Trust 4.95% 2/15/27		10,000	8,327
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		44,000	35,285
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)		33,000	28,924
			123,925
Real Estate Management & Development - 0.6%
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	100,000	80,448
TOTAL REAL ESTATE			204,373
UTILITIES - 2.2%
Electric Utilities - 2.2%
DPL, Inc. 4.35% 4/15/29		160,000	141,639
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (c)	EUR	100,000	84,391
NRG Energy, Inc. 5.25% 6/15/29 (b)		17,000	15,329
PG&E Corp. 5% 7/1/28		73,000	67,337
Vistra Operations Co. LLC 5% 7/31/27 (b)		16,000	15,036
			323,732
TOTAL NONCONVERTIBLE BONDS (Cost $5,927,084)			5,676,268

U.S. Treasury Obligations - 41.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	1,882,000	1,807,602
4.375% 2/15/38	195,000	209,290
U.S. Treasury Notes:
3.5% 1/31/30	700,000	690,430
3.5% 2/15/33	200,000	197,625
3.625% 3/31/28	540,000	535,866
3.625% 3/31/30	610,000	606,855
4.125% 11/15/32	2,010,000	2,084,422
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,189,558)		6,132,090

Asset-Backed Securities - 0.7%
	Principal Amount (a)	Value ($)
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b) (Cost $111,929)	118,438	109,580

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
BX Trust floater Series 2022-IND Class C, CME Term SOFR 1 Month Index + 2.290% 7.3493% 4/15/37 (b)(c)(e)	112,030	108,877
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	79,196
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $190,465)		188,073

Foreign Government and Government Agency Obligations - 5.1%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		200,000	165,750
10% 1/1/27	BRL	400,000	76,719
Dominican Republic 6% 2/22/33 (b)		240,000	218,445
Japan Government 0.6% 12/20/23	JPY	20,000,000	144,113
United Mexican States:
7.75% 5/29/31	MXN	1,405,000	74,571
7.75% 11/13/42	MXN	1,492,000	74,107
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $756,543)			753,705

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(f)(g) (Cost $9,496)	9,973	9,474

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
FINANCIALS - 1.1%
Banks - 0.9%
Bank of Nova Scotia 4.9% (c)(h)	150,000	136,560
Capital Markets - 0.1%
Charles Schwab Corp. 5.375% (c)(h)	10,000	9,613
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (c)(h)	15,000	10,614
TOTAL PREFERRED SECURITIES (Cost $167,163)		156,787

Money Market Funds - 10.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i) (Cost $1,470,479)	1,470,185	1,470,479

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $14,822,717)	14,496,456
NET OTHER ASSETS (LIABILITIES) - 1.2% (j)	168,767
NET ASSETS - 100.0%	14,665,223

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Deutschland	2	Sep 2023	226,222	30	30

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Sep 2023	128,344	1,342	1,342

TOTAL PURCHASED					1,372

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	1	Sep 2023	125,553	(118)	(118)
ICE Long Gilt Contracts (United Kingdom)	1	Sep 2023	120,402	(896)	(896)

TOTAL SOLD					(1,014)

TOTAL FUTURES CONTRACTS					358
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	5,000	USD	5,337	BNP Paribas S.A.	6/21/23	13
EUR	3,000	USD	3,322	Brown Brothers Harriman & Co	6/21/23	(112)
GBP	2,000	USD	2,480	Brown Brothers Harriman & Co	6/21/23	9
GBP	3,000	USD	3,703	Citibank, N. A.	6/21/23	31
USD	765,807	EUR	699,000	Bank of America, N.A.	6/21/23	17,795
USD	2,166	EUR	2,000	Brown Brothers Harriman & Co	6/21/23	26
USD	2,199	EUR	2,000	JPMorgan Chase Bank, N.A.	6/21/23	59
USD	3,319	EUR	3,000	JPMorgan Chase Bank, N.A.	6/21/23	109
USD	2,494	GBP	2,000	BNP Paribas S.A.	6/21/23	5
USD	454,364	GBP	367,000	JPMorgan Chase Bank, N.A.	6/21/23	(2,358)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						15,577

Unrealized Appreciation						18,047
Unrealized Depreciation						(2,470)

Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
MXN	-	Mexican peso
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,807,349 or 19.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Includes $12,189 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	4,912,479	3,442,000	36,808	-	-	1,470,479	0.0%
Total	-	4,912,479	3,442,000	36,808	-	-	1,470,479

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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